UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21044

UM Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust

Schedule of Portfolio Investments as of March 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Undiscovered Managers Multi-Strategy Fund
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Liquidity	Security Description	Value ($)

Long-Term Investments — 90.1%

Investment Vehicles — 90.1% (f) (i)

Dedicated Short Bias - Short Equity — 17.0%
Quarterly	Arcas Fund II, LP	4,180,597
Quarterly	Contra Strategic Short Fund, LP *	6,340,655
Quarterly	Dialectic Antithesis Partners, LP	6,929,880
Quarterly	Kingsford Capital Partners, LP *	6,716,395
Quarterly	SC Opportunity Fund, LP *	7,287,669
Quarterly	Senium Fund, LP	3,317,802
Annually	Standard Pacific Asymmetric Opportunities Fund, LP *	7,356,013
		42,129,011

Event Driven - Distressed — 5.4%
Quarterly	Contrarian Capital Fund I, LP *	4,284,911
Quarterly	Mast Credit Opportunities I, LP	8,990,595
		13,275,506

Event Driven - Multi Strategy — 1.7%
Quarterly	Canyon Value Realization Fund (Cayman), Ltd. *	4,122,697

Long/Short - Europe — 1.9%
Quarterly	Concentric European Fund, Ltd.	4,745,000

Long/Short Equity - General — 35.7%
Monthly	Alphagen Rhocas Fund	6,724,284
Monthly	Asian Era Sub Fund	6,096,440
Semi-Annual	Atlas Advantage Fund, LP *	6,938,876
Quarterly	Bonanza Partners, LP	5,204,531
Quarterly	Coeus Capital, LP *	6,943,062
Quarterly	Defiance Asset Management Fund, LP *	5,276,156
Quarterly	Enso Global Equities Levered Partnership, LP *	4,235,609
Quarterly	Enso Global Equities Partnership, LP, Class A	4,849,708
Monthly	Epic Canadian Long Short Fund LP*	6,407,640
Annually	Lafayette Street Fund, LP *	8,119,077
Quarterly	NE Asia Value Onshore Partners, LP	5,862,405
Quarterly	SC Fundamental Value Fund, LP	34,229
Monthly	Sprott Capital, LP *	10,771,738
Quarterly	The J-K Navigator Fund, LP *	10,856,008
		88,319,763

Long/Short Equity - Sector — 28.4%
Monthly	ARIA Select Consumer Fund *	7,469,700
Quarterly	BP Capital Energy Equity Fund, LP *	9,161,522
Quarterly	Connective Capital I (QP), LP *	7,223,466
Quarterly	CRM Windridge Partners, LP	7,506,582
Monthly	Ecofin Global Utilities Hedge Fund, LP *	8,460,109
Quarterly	Longbow Infrastructure, LP *	4,790,507
Quarterly	MPM BioEquities Fund, LP	6,514,524
Monthly	Oceanic Hedge Fund	10,153,449
Quarterly	Shannon River Partners Fund*	1,955,918
Quarterly	Vardon Focus Fund, LP *	7,119,580
		70,355,357

Total Long-Term Investments
(Cost $170,527,680)	222,947,334

Short-Term Investment — 6.6%

Investment Company — 6.6%
16,264,484	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $16,264,484)	16,264,484

Total Investments — 96.7%
(Cost $186,792,164)	239,211,818

Other Assets in Excess of Liabilities — 3.3%	8,230,393

NET ASSETS — 100.0%	$247,442,211

Percentages indicated are based on net assets.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	58,018,824
Aggregate gross unrealized depreciation	(5,599,170)
Net unrealized appreciation/depreciation	$52,419,654

Federal income tax cost of investments	$186,792,164

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(f)

Fair Valued Investment. Investments in Investment Vehicles are presented at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Vehicle in accordance with the Investment Vehicle's valuation policies and reported at the time of the Fund's valuation, net of any performance fees. As a general matter, the fair value of the Fund's interest in an Investment Vehicle will represent the amount that the Fund could reasonably expect to receive from an Investment Vehicle if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Vehicle does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Vehicle based on the most recent value reported by the Investment Vehicle, as well as any relevant information available at such time.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Fund could realize in a current market exchange and the differences could be material to the Fund. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

(i)	Security has been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

* All or a portion of this investment is subject to a lockup provision ranging up to 1 year.

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- ( “SFAS 157“), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

- Level 1 — quoted prices in active markets for identical securities
- Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Level 1	$16,264,484	$-	$-	$-
Level 2	-	-	-	-
Level 3	222,947,334	-	-	-
Total	$239,211,818	$-	$-	$-

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*

Balance as of 12/31/07	$204,225,802	$-	$-	$-
Realized gain (loss)	48,714	-	-	-
Change in unrealized appreciation (depreciation)	(6,199,416)	-	-	-
Net purchases (sales)	24,872,234	-	-	-
Net transfers in (out) of Level 3	-	-	-	-
Balance as of 03/31/08	$222,947,334	$-	$-	$-

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 29, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

May 29, 2008